RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Cash obligations (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 807	$ 621
Due to related parties	456	464
Other long-term liabilities – concession payments	725	613
Lease liabilities	470	338
Non-recourse borrowings	16,243	12,847
Gross of Unamortized Financing Fees and Accumulated Amortization
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	624	621
Financial instrument liabilities	1,560	848
Due to related parties	456	464
Lease liabilities	501	364
Non-recourse borrowings	16,217	13,780
Interest payable	6,777	5,885
Total	26,151	21,989
Gross of Unamortized Financing Fees and Accumulated Amortization | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	16	27
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	624	621
Financial instrument liabilities	305	270
Due to related parties	456	464
Lease liabilities	31	26
Non-recourse borrowings	1,891	1,299
Interest payable	1,097	813
Total	4,405	3,494
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	1	1
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	609	403
Due to related parties	0	0
Lease liabilities	235	60
Non-recourse borrowings	6,363	4,122
Interest payable	3,189	2,711
Total	10,400	7,302
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	4	6
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	646	175
Due to related parties	0	0
Lease liabilities	235	278
Non-recourse borrowings	7,963	8,359
Interest payable	2,491	2,361
Total	11,346	11,193
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	$ 11	$ 20